Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories valued on a LIFO basis		$ 298	$ 361	$ 520
Total inventories valued on an average-cost basis		$ 139	$ 172	$ 279
Effect of LIFO inventory liquidation on income	$ 11